As filed with the Securities and Exchange Commission on March 18, 2003

Registration Nos.

33-88458

811-08946

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 18	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 65	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive,

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Offices)(Zip Code)

(949) 219-3743

(Depositor’s Telephone Number, including Area Code)

Diane N. Ledger

Vice President

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, California 92660

(Name and Address of Agent for Service)

Copies of all communications to:

Diane N. Ledger	Ruth Epstein, Esq.
Pacific Life Insurance Company	Dechert
P.O. Box 9000	1775 Eye Street, N.W.
Newport Beach, CA 92658-9030	Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific One and Pacific One Select individual flexible premium deferred variable annuity contracts.

Filing Fee: None

SEPARATE ACCOUNT A

FORM N-4

CROSS REFERENCE SHEET

PART A

Item No.		Prospectus Heading
1.	Cover Page	Cover Page

2.	Definitions	TERMS USED IN THIS PROSPECTUS

3.	Synopsis	AN OVERVIEW OF PACIFIC ONE and AN OVERVIEW OF PACIFIC ONE SELECT

4.	Condensed Financial Information	YOUR INVESTMENT OPTIONS — Variable Investment Option Performance; ADDITIONAL INFORMATION — Financial Statements; FINANCIAL HIGHLIGHTS

5.	General Description of Registrant, Depositor and Portfolio Companies

AN OVERVIEW OF PACIFIC ONE and AN OVERVIEW OF PACIFIC ONE SELECT; PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life, — Separate Account A; YOUR INVESTMENT OPTIONS — Your Variable Investment Options; ADDITIONAL INFORMATION — Voting Rights

6.	Deductions and Expenses

AN OVERVIEW OF PACIFIC ONE and AN OVERVIEW OF PACIFIC ONE SELECT; HOW YOUR INVESTMENTS ARE INVESTED — Transfers; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS — Withdrawal Transaction Fees; ADDITIONAL INFORMATION — Sales Commissions

7.	General Description of Variable Annuity Contracts

AN OVERVIEW OF PACIFIC ONE and AN OVERVIEW OF PACIFIC ONE SELECT; PURCHASING YOUR CONTRACT — How to Apply for your Contract; HOW YOUR INVESTMENTS ARE ALLOCATED; RETIREMENT BENEFITS AND OTHER PAYOUTS — Annuitization, Fixed and Variable Annuities, — Annuity Options, Your Annuity Payments, — Death Benefits; ADDITIONAL INFORMATION — Voting Rights, — Changes to Your Contract, — Changes to ALL Contracts, — Inquiries and Submitting Forms and Requests, — Timing of Payments and Transactions

8.	Annuity Period	RETIREMENT BENEFITS AND OTHER PAYOUTS

9.	Death Benefit	RETIREMENT BENEFITS AND OTHER PAYOUTS — Death Benefits; WITHDRAWALS — Death of Owner Distribution Rules

10.	Purchases and Contract Value	AN OVERVIEW OF PACIFIC ONE and AN OVERVIEW OF PACIFIC ONE SELECT; PURCHASING YOUR CONTRACT; HOW YOUR INVESTMENTS ARE ALLOCATED; PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life

11.	Redemptions	AN OVERVIEW OF PACIFIC ONE and AN OVERVIEW OF PACIFIC ONE SELECT; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS; ADDITIONAL INFORMATION — Timing of Payments and Transactions

12.	Taxes	CHARGES, FEES AND DEDUCTIONS — Premium Taxes; WITHDRAWALS — Optional Withdrawals, — Tax Consequences of Withdrawals; FEDERAL TAX STATUS

13.	Legal Proceedings	Not Applicable

14.	Table of Contents of the Statement of Additional Information	CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

PART B
Item No.		Statement of Additional Information Heading

15.	Cover Page	Cover Page

16.	Table of Contents	TABLE OF CONTENTS

17.	General Information and History	Not Applicable

18.	Services	Not Applicable

19.	Purchase of Securities Being Offered	THE CONTRACTS AND THE SEPARATE ACCOUNT — Calculating Subaccount Unit Values, — Systematic Transfer Programs

20.	Underwriters	DISTRIBUTION OF THE CONTRACTS — Pacific Select Distributors, Inc.

21.	Calculation of Performance Data	PERFORMANCE

22.	Annuity Payments	THE CONTRACTS AND THE SEPARATE ACCOUNT — Variable Annuity Payment Amounts

23.	Financial Statements	FINANCIAL STATEMENTS

PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

Prospectus

(Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0001017062-

02-000782 filed on April 30, 2002 and incorporated by reference herein.)

Statement of Additional Information

(Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0001017062-

02-000782 filed on April 30, 2002 and incorporated by reference herein.)

Supplement dated March 18, 2003

to the Prospectus dated May 1, 2002 for the

Pacific One, a variable annuity contract

issued by Pacific Life Insurance Company

Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us”, or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement changes the Prospectus to reflect the following effective as of April 1, 2003:

AN OVERVIEW OF PACIFIC ONE—Optional Riders is amended

The OPTIONAL RIDERS section is amended to include the following:

Guaranteed Protection Advantage 5 (GPA5) Rider

Subject to availability, the optional Guaranteed Protection Advantage 5 Rider is only available if the Effective Date of the Rider is on or after April 1, 2003. It allows for an additional amount that may be added to your Contract Value when an asset allocation program established and maintained by us for this Rider is used for a 10-year period (the “Term”).

The Rider also provides for an additional option (the “Step-Up”) on any Contract Anniversary beginning with the 5th anniversary of the Effective Date of the Rider. If the Step-Up is elected, your 10-year Term would begin again as of the effective date of the Step-Up election, and may include an increase in the charges associated with the Rider. The Guaranteed Protection Advantage 5 Rider may not be available. Ask your registered representative about its current availability.

Income Access Rider

Subject to availability, the optional Income Access Rider gives you more flexible withdrawal capabilities prior to Annuitization and allows you to protect your principal when used with an asset allocation program established and maintained by us.

It also provides for an additional option (the “Step-Up”) on any Contract Anniversary beginning with the 5th anniversary of the Effective Date of the Rider. The Income Access Rider may not be available. Ask your registered representative about its current availability.

The OPTIONAL RIDERS—Guaranteed Protection Advantage (GPA) Rider section is amended to include the following:

The optional Guaranteed Protection Advantage (GPA) Rider is only available if the Effective Date of the Rider is before April 1, 2003.

	The Contract Expenses section of the Prospectus is amended by adding the following:
	Guaranteed Protection Advantage 5 Annual Charge (Guaranteed Protection Charge) (Optional Rider) as a percentage of Contract Value [7]	0.10%

7 If you buy the Guaranteed Protection Advantage 5 Rider (subject to availability), we deduct this charge from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect. If the Rider is terminated for reasons other than death or annuitization, this charge will be deducted on the effective date of termination. This charge may change if you elect the Step-Up option available under the Rider.

	Income Access Rider Charge (Optional Rider) as a percentage of Contract Value [8]	0.30%

8 If you buy the Income Access Rider (subject to availability), we deduct this charge from your Investment Options on each Contract Anniversary following the Effective Date of the Rider while the Rider is in effect. If the Rider is terminated for reasons other than death or annuitization, this charge will be deducted on the effective date of termination. This charge may change if you elect the Step-Up option available under the Rider.

PURCHASING YOUR CONTRACT is amended

The PURCHASING YOUR CONTRACT section is amended to include the following:

Purchasing the Guaranteed Protection Advantage 5 (GPA5) Rider (Optional)

Subject to availability, you may purchase the optional Guaranteed Protection Advantage 5 Rider on the Contract Date or on any subsequent Contract Anniversary if:

• the age of each Annuitant is 85 years or younger on the date of purchase,

• the date of the purchase is at least 10 years prior to your selected Annuity Date, and

• you use an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

If you purchase the Guaranteed Protection Advantage 5 Rider within 60 days after the Contract Date or 30 days after a Contract Anniversary, the Effective Date of the Rider will be that Contract Date or Anniversary. The Rider will remain in effect, unless otherwise terminated, for a 10-year period (the ‘‘Term’’) beginning on the Effective Date of the Rider.

On the last day of a Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than a specified amount (the ‘‘Guaranteed Protection Amount’’). The additional amount will be equal to the difference between the Contract Value on the last day of the Term and the Guaranteed Protection Amount. The additional amount added to the Contract Value will be considered earnings and allocated to your Investment Options according to the allocations used in your most recent asset allocation program.

The Guaranteed Protection Amount is equal to (a) plus (b) minus (c) as indicated below:

(a)    is the Contract Value at the start of the Term,

(b)   is the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c)    is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including premium taxes, and or/other taxes, to the Contract Value immediately prior to the withdrawal.

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For purposes of determining the Contract Value at the start of the Term, if the Effective Date of the Rider is the Contract Date, the Contract Value is equal to the initial Purchase Payment. If the Effective Date of the Rider is a Contract Anniversary, the Contract Value is equal to the Contract Value on that Contract Anniversary.

If, on the last day of the Term, the Contract is annuitized, the first death of an Owner or the death of the last surviving Annuitant occurs, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Guaranteed Protection Advantage 5 Rider before the payment of any annuity or death benefits, or full withdrawal. No additional amount will be made if the Contract Value on the last day of the Term is greater than the Guaranteed Protection Amount.

The Rider will automatically terminate at the end of the Term, or, if earlier on:

• the Contract Anniversary immediately following the date any portion of the Contract Value is no longer invested in an asset allocation program established and maintained by us for the Rider,

• the Contract Anniversary immediately following the date we receive notification from the Owner to terminate the Rider,

• the date a full withdrawal of the amount available for withdrawal is made under the Contract,

• the date of first death of an Owner or the date of death of the last surviving Annuitant,

• the date the Contract is terminated according to the provisions of the Contract, or

• the Annuity Date.

If the Owner dies during the Term and the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of the Rider will continue until the end of the Term.

Optional Step-Up in the Guaranteed Protection Amount

After the 5th anniversary of the Effective Date of the Rider, you may elect to increase (“Step-Up”) your Guaranteed Protection Amount.

If you elect the optional Step-Up, the following conditions will apply:

• your election of a Step-Up must be received, in a form satisfactory to us, at our Service Center within 30 days after the Contract Anniversary on which the Step-Up is effective,

• the Guaranteed Protection Amount will be equal to your Contract Value as of the Effective Date of the Step-Up (“Step-Up Date”),

• a new 10-year Term will begin as of the Step-Up Date, and

• you may not elect another Step-Up until on or after the 5th anniversary of the latest Step-Up Date.

The Guaranteed Protection Charge may change if you elect a Step-Up, but it will never be more than the Guaranteed Protection Charge being charged under the then current terms and conditions of the Rider. If you do not elect any Step-Up of the Guaranteed Protection Amount during the lifetime of the Rider, your Guaranteed Protection Charge will remain the same as it was on the Effective Date of the Rider.

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Purchasing the Income Access Rider (Optional)

Subject to availability, you may purchase the optional Income Access Rider on the Contract Date or on any Contract Anniversary if:

• the age of each Annuitant is 85 years or younger on the date of purchase, and

• your entire Contract Value is invested in an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

If you purchase the Income Access Rider within 60 days after the Contract Date or 30 days after a Contract Anniversary, the Effective Date of the Rider will be that Contract Date or Anniversary.

The Rider allows for withdrawals, including premium taxes, and/or other taxes, from the Contract of up to 7% each Contract Year (the “Protected Payment Amount”) of the Protected Payment Base until the amount available for withdrawals under the Rider (the “Remaining Protected Balance”) equals zero. Under the terms and conditions of your Contract, you may withdraw more than 7% of your Contract Value each Contract Year. However, only the amount of up to 7% of the withdrawals you make is considered the Protected Payment Amount.

Withdrawals of more than 7% of the Protected Payment Base in a Contract Year will cause an adjustment to the Protected Payment Amount, the Protected Payment Base, and the Remaining Protected Balance.

The initial Protected Payment Base and the Remaining Protected Balance are equal to:

• your initial Purchase Payment if the Effective Date of the Rider is on a Contract Date, or

• the Contract Value if the Effective Date of the Rider is on a Contract Anniversary.

The Protected Payment Base and the Remaining Protected Balance will remain the same unless:

• additional Purchase Payments are received during the Contract Year, or

• the total amount of withdrawals, including premium taxes, and/or other taxes, during the Contract Year is more than the Protect Payment Amount.

If additional Purchase Payments are made to the Contract during the Contract Year, we will increase the Protected Payment Base and Remaining Protected Balance, as of the date of the most recent adjustment, by the amount of the total Purchase Payments made during the Contract Year on the next Contract Anniversary. The Protected Payment Amount will be reset to 7% of the new Protected Payment Base. During the lifetime of the Rider, we reserve the right to limit any additional Purchase Payments you make to your Contract.

If a withdrawal causes the total amount withdrawn including premium taxes, and/or other taxes, during the Contract Year to be more than the Protected Payment Amount, we will reset the Protected Payment Base, Remaining Protected Balance, and the Protected Payment Amount on the next Contract Anniversary as follows:

• the Protected Payment Base, determined as of the date of the most recent adjustment, will be reduced by the withdrawal, and each subsequent withdrawal including premium taxes, and/or other taxes made thereafter, that is more than the Protected Payment Amount during the previous Contract Year. If, immediately after a withdrawal, the Contract Value is less than the Protected Payment Base, the Protected Payment Base will be reset to the Contract Value after the withdrawal,

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• the Remaining Protected Balance, determined as of the date of the most recent adjustment, will be reduced by the withdrawal, and each subsequent withdrawal including premium taxes, and/or other taxes made thereafter, that is more than the Protected Payment Amount during the previous Contract Year. If, immediately after a withdrawal, the Contract Value is less than the Remaining Protected Balance, the Remaining Protected Balance will be reset to the Contract Value after the withdrawal, and

• the Protected Payment Amount, determined as of the date of the most recent adjustment, will be reset to 7% of the new Protected Payment Base.

The new Protected Payment Amount and Protected Payment Base will remain unchanged, unless subsequent Purchase Payments are made after the adjustments to the Protected Payment Base and Remaining Protected Balance as described above, and the total amount withdrawn during each Contract Year is more than the new Protected Payment Amount.

During a Contract Year, if the Contract Value is zero, withdrawals will be limited to up to the Protected Payment Amount, until the Remaining Protected Balance is zero. In this event, the following will apply:

• withdrawals will be paid under a series of pre-authorized payments as elected by you,

• no additional Purchase Payments will be accepted under the Contract,

• any Remaining Protected Balance will not be available for payment in a lump sum or may not be applied to provide an Annuity Option, and

• the Contract will cease to provide any death benefit.

Amounts withdrawn under the Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, charges, and restrictions as withdrawals otherwise made under the Contract.

Withdrawals can be taken in a lump sum, multiple withdrawals, or as a series of pre-authorized payments during the Contract Year. Any portion of the Protected Payment Amount not withdrawn during the Contract Year will not be carried over to the next Contract Year.

If the Owner dies while the Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the Rider will continue, unless otherwise terminated.

The Rider will automatically terminate on the earliest of the dates indicated below:

• the Contract Anniversary immediately following the day any portion of the Contract Value is no longer invested according to an asset allocation program established and maintained by us for this Rider,

• the Contract Anniversary immediately following the day the Remaining Protected Balance is zero,

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• the date a full withdrawal of the amount available for withdrawal is made under the Contract,

• the date of the first death of an Owner or the date of death of the last surviving Annuitant,

• the date the Contract is terminated according to the provisions of the Contract or,

• the Annuity Date.

The entire Income Access Charge for the prior Contract Year will be deducted from the Contract Value on the Contract Anniversary on which the Rider terminates.

Optional Step Up in the Remaining Protected Balance

After the 5th anniversary of the Effective Date of the Rider and before the Annuity Date, you may elect to increase (“Step-Up”) the Remaining Protected Balance.

If you elect the optional Step-Up, the following conditions will apply:

• your request for a Step-Up must be received, in a form satisfactory to us, at our Service Center within thirty (30) days after the Contract Anniversary on which the Step-Up is effective,

• the Step-Up in the Remaining Protected Balance may only be requested if the Contract Value on the Step-Up Date is more than the Remaining Protected Balance,

• the Remaining Protected Balance and Protected Payment Base will be reset to be the Contract Value as of the Effective Date of the Step-Up (“Step-Up Date”),

• the Protected Payment Amount will be reset on the Step-Up Date to 7% of the adjusted Protected Payment Base,

• another Step-Up may not be requested until on or after the 5th anniversary of the last Step-Up Date, and

• the new Protected Payment Amount and new Protected Payment Base will remain unchanged, unless subsequent Purchase Payments are made after the Step-Up Date, and the total amount of withdrawals, including withdrawal charges, premium taxes, and/or other taxes, during each Contract Year exceeds the new Protected Payment Amount.

We will provide you with written confirmation of your Step-Up election.

CHARGES, FEES AND DEDUCTIONS is amended

The CHARGES, FEES AND DEDUCTIONS section is amended to include the following:

Guaranteed Protection Advantage 5 Annual Charge (Optional Rider)

If you purchase the optional Guaranteed Protection Advantage 5 Rider, we will deduct a Guaranteed Protection Charge from your Investment Options on a proportionate basis on each Contract Anniversary that the Rider remains in effect following the Effective Date of the Rider, and if you terminate the Rider. The Guaranteed Protection Charge is equal to 0.10% multiplied by your Contract Value on the date the Charge is deducted.

The Guaranteed Protection Charge may change if you elect the Step-Up option but will never be more than the Guaranteed Protection Charge being charged under the then current terms and conditions of the Rider. If you do not elect the optional Step-Up, your Guaranteed Protection Charge will remain the same as it was on the Effective Date of the Rider.

Any portion of the Guaranteed Protection Charge we deduct from the Fixed Option will not be more than the annual interest credited in excess of 3%.

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Income Access Annual Charge (Optional Rider)

If you purchase the optional Income Access Rider, we will deduct an Income Access Charge from your Investment Options on a proportionate basis on each Contract Anniversary that the Rider remains in effect following the Effective Date of the Rider, and if the Rider terminates. The Guaranteed Protection Charge is equal to 0.30% multiplied by your Contract Value on the date the Charge is deducted.

The Income Access Charge may change if you elect the Step-Up option in the Remaining Protected Balance, but will never be more than the Income Access Charge being charged under the then current terms and conditions of the Rider and will not be more than a maximum charge of 0.75%. If you do not elect the optional Step-Up, your Income Access Charge will remain the same as it was on the Effective Date of the Rider.

Any portion of the Guaranteed Protection Charge we deduct from the Fixed Option will not be more than the annual interest credited in excess of 3%.

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Supplement dated March 18, 2003

to the Prospectus dated May 1, 2002 for the

Pacific One Select, a variable annuity contract

issued by Pacific Life Insurance Company

Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us”, or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement changes the Prospectus to reflect the following effective as of April 1, 2003:

AN OVERVIEW OF PACIFIC ONE SELECT—Optional Riders is amended

The OPTIONAL RIDERS section is amended to include the following:

Guaranteed Protection Advantage 5 (GPA5) Rider

Subject to availability, the optional Guaranteed Protection Advantage 5 Rider is only available if the Effective Date of the Rider is on or after April 1, 2003. It allows for an additional amount that may be added to your Contract Value when an asset allocation program established and maintained by us for this Rider is used for a 10-year period (the “Term”).

The Rider also provides for an additional option (the “Step-Up”) on any Contract Anniversary beginning with the 5th anniversary of the Effective Date of the Rider. If the Step-Up is elected, your 10-year Term would begin again as of the effective date of the Step-Up election, and may include an increase in the charges associated with the Rider. The Guaranteed Protection Advantage 5 Rider may not be available. Ask your registered representative about its current availability.

Income Access Rider

Subject to availability, the optional Income Access Rider gives you more flexible withdrawal capabilities prior to Annuitization and allows you to protect your principal when used with an asset allocation program established and maintained by us.

It also provides for an additional option (the “Step-Up”) on any Contract Anniversary beginning with the 5th anniversary of the Effective Date of the Rider. The Income Access Rider may not be available. Ask your registered representative about its current availability.

The OPTIONAL RIDERS—Guaranteed Protection Advantage (GPA) Rider section is amended to include the following:

The optional Guaranteed Protection Advantage (GPA) Rider is only available if the Effective Date of the Rider is before April 1, 2003.

	The Contract Expenses section of the Prospectus is amended by adding the following:
	Guaranteed Protection Advantage 5 Annual Charge (Guaranteed Protection Charge) (Optional Rider) as a percentage of Contract Value [5]	0.10%

5 If you buy the Guaranteed Protection Advantage 5 Rider (subject to availability), we deduct this charge from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect. If the Rider is terminated for reasons other than death or annuitization, this charge will be deducted on the effective date of termination. This charge may change if you elect the Step-Up option available under the Rider.

	Income Access Rider Charge (Optional Rider) as a percentage of Contract Value [6]	0.30%

6 If you buy the Income Access Rider (subject to availability), we deduct this charge from your Investment Options on each Contract Anniversary following the Effective Date of the Rider while the Rider is in effect. If the Rider is terminated for reasons other than death or annuitization, this charge will be deducted on the effective date of termination. This charge may change if you elect the Step-Up option available under the Rider.

PURCHASING YOUR CONTRACT is amended

The PURCHASING YOUR CONTRACT section is amended to include the following:

Purchasing the Guaranteed Protection Advantage 5 (GPA5) Rider (Optional)

Subject to availability, you may purchase the optional Guaranteed Protection Advantage 5 Rider on the Contract Date or on any subsequent Contract Anniversary if:

• the age of each Annuitant is 85 years or younger on the date of purchase,

• the date of the purchase is at least 10 years prior to your selected Annuity Date, and

• you use an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

If you purchase the Guaranteed Protection Advantage 5 Rider within 60 days after the Contract Date or 30 days after a Contract Anniversary, the Effective Date of the Rider will be that Contract Date or Anniversary. The Rider will remain in effect, unless otherwise terminated, for a 10-year period (the ‘‘Term’’) beginning on the Effective Date of the Rider.

On the last day of a Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than a specified amount (the ‘‘Guaranteed Protection Amount’’). The additional amount will be equal to the difference between the Contract Value on the last day of the Term and the Guaranteed Protection Amount. The additional amount added to the Contract Value will be considered earnings and allocated to your Investment Options according to the allocations used in your most recent asset allocation program.

The Guaranteed Protection Amount is equal to (a) plus (b) minus (c) as indicated below:

(a)    is the Contract Value at the start of the Term,

(b)   is the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c)    is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including premium taxes, and or/other taxes, to the Contract Value immediately prior to the withdrawal.

2

For purposes of determining the Contract Value at the start of the Term, if the Effective Date of the Rider is the Contract Date, the Contract Value is equal to the initial Purchase Payment. If the Effective Date of the Rider is a Contract Anniversary, the Contract Value is equal to the Contract Value on that Contract Anniversary.

If, on the last day of the Term, the Contract is annuitized, the first death of an Owner or the death of the last surviving Annuitant occurs, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Guaranteed Protection Advantage 5 Rider before the payment of any annuity or death benefits, or full withdrawal. No additional amount will be made if the Contract Value on the last day of the Term is greater than the Guaranteed Protection Amount.

The Rider will automatically terminate at the end of the Term, or, if earlier on:

• the Contract Anniversary immediately following the date any portion of the Contract Value is no longer invested in an asset allocation program established and maintained by us for the Rider,

• the Contract Anniversary immediately following the date we receive notification from the Owner to terminate the Rider,

• the date a full withdrawal of the amount available for withdrawal is made under the Contract,

• the date of first death of an Owner or the date of death of the last surviving Annuitant,

• the date the Contract is terminated according to the provisions of the Contract, or

• the Annuity Date.

If the Owner dies during the Term and the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of the Rider will continue until the end of the Term.

Optional Step-Up in the Guaranteed Protection Amount

After the 5th anniversary of the Effective Date of the Rider, you may elect to increase (“Step-Up”) your Guaranteed Protection Amount.

If you elect the optional Step-Up, the following conditions will apply:

• your election of a Step-Up must be received, in a form satisfactory to us, at our Service Center within 30 days after the Contract Anniversary on which the Step-Up is effective,

• the Guaranteed Protection Amount will be equal to your Contract Value as of the Effective Date of the Step-Up (“Step-Up Date”),

• a new 10-year Term will begin as of the Step-Up Date, and

• you may not elect another Step-Up until on or after the 5th anniversary of the latest Step-Up Date.

The Guaranteed Protection Charge may change if you elect a Step-Up, but it will never be more than the Guaranteed Protection Charge being charged under the then current terms and conditions of the Rider. If you do not elect any Step-Up of the Guaranteed Protection Amount during the lifetime of the Rider, your Guaranteed Protection Charge will remain the same as it was on the Effective Date of the Rider.

3

Purchasing the Income Access Rider (Optional)

Subject to availability, you may purchase the optional Income Access Rider on the Contract Date or on any Contract Anniversary if:

• the age of each Annuitant is 85 years or younger on the date of purchase, and

• your entire Contract Value is invested in an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

If you purchase the Income Access Rider within 60 days after the Contract Date or 30 days after a Contract Anniversary, the Effective Date of the Rider will be that Contract Date or Anniversary.

The Rider allows for withdrawals, including premium taxes, and/or other taxes, from the Contract of up to 7% each Contract Year (the “Protected Payment Amount”) of the Protected Payment Base until the amount available for withdrawals under the Rider (the “Remaining Protected Balance”) equals zero. Under the terms and conditions of your Contract, you may withdraw more than 7% of your Contract Value each Contract Year. However, only the amount of up to 7% of the withdrawals you make is considered the Protected Payment Amount.

Withdrawals of more than 7% of the Protected Payment Base in a Contract Year will cause an adjustment to the Protected Payment Amount, the Protected Payment Base, and the Remaining Protected Balance.

The initial Protected Payment Base and the Remaining Protected Balance are equal to:

• your initial Purchase Payment if the Effective Date of the Rider is on a Contract Date, or

• the Contract Value if the Effective Date of the Rider is on a Contract Anniversary.

The Protected Payment Base and the Remaining Protected Balance will remain the same unless:

• additional Purchase Payments are received during the Contract Year, or

• the total amount of withdrawals, including premium taxes, and/or other taxes, during the Contract Year is more than the Protect Payment Amount.

If additional Purchase Payments are made to the Contract during the Contract Year, we will increase the Protected Payment Base and Remaining Protected Balance, as of the date of the most recent adjustment, by the amount of the total Purchase Payments made during the Contract Year on the next Contract Anniversary. The Protected Payment Amount will be reset to 7% of the new Protected Payment Base. During the lifetime of the Rider, we reserve the right to limit any additional Purchase Payments you make to your Contract.

If a withdrawal causes the total amount withdrawn including premium taxes, and/or other taxes, during the Contract Year to be more than the Protected Payment Amount, we will reset the Protected Payment Base, Remaining Protected Balance, and the Protected Payment Amount on the next Contract Anniversary as follows:

• the Protected Payment Base, determined as of the date of the most recent adjustment, will be reduced by the withdrawal, and each subsequent withdrawal including premium taxes, and/or other taxes made thereafter, that is more than the Protected Payment Amount during the previous Contract Year. If, immediately after a withdrawal, the Contract Value is less than the Protected Payment Base, the Protected Payment Base will be reset to the Contract Value after the withdrawal,

4

• the Remaining Protected Balance, determined as of the date of the most recent adjustment, will be reduced by the withdrawal, and each subsequent withdrawal including premium taxes, and/or other taxes made thereafter, that is more than the Protected Payment Amount during the previous Contract Year. If, immediately after a withdrawal, the Contract Value is less than the Remaining Protected Balance, the Remaining Protected Balance will be reset to the Contract Value after the withdrawal, and

• the Protected Payment Amount, determined as of the date of the most recent adjustment, will be reset to 7% of the new Protected Payment Base.

The new Protected Payment Amount and Protected Payment Base will remain unchanged, unless subsequent Purchase Payments are made after the adjustments to the Protected Payment Base and Remaining Protected Balance as described above, and the total amount withdrawn during each Contract Year is more than the new Protected Payment Amount.

During a Contract Year, if the Contract Value is zero, withdrawals will be limited to up to the Protected Payment Amount, until the Remaining Protected Balance is zero. In this event, the following will apply:

• withdrawals will be paid under a series of pre-authorized payments as elected by you,

• no additional Purchase Payments will be accepted under the Contract,

• any Remaining Protected Balance will not be available for payment in a lump sum or may not be applied to provide an Annuity Option, and

• the Contract will cease to provide any death benefit.

Amounts withdrawn under the Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, charges, and restrictions as withdrawals otherwise made under the Contract.

Withdrawals can be taken in a lump sum, multiple withdrawals, or as a series of pre-authorized payments during the Contract Year. Any portion of the Protected Payment Amount not withdrawn during the Contract Year will not be carried over to the next Contract Year.

If the Owner dies while the Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the Rider will continue, unless otherwise terminated.

The Rider will automatically terminate on the earliest of the dates indicated below:

• the Contract Anniversary immediately following the day any portion of the Contract Value is no longer invested according to an asset allocation program established and maintained by us for this Rider,

• the Contract Anniversary immediately following the day the Remaining Protected Balance is zero,

5

• the date a full withdrawal of the amount available for withdrawal is made under the Contract,

• the date of the first death of an Owner or the date of death of the last surviving Annuitant,

• the date the Contract is terminated according to the provisions of the Contract or,

• the Annuity Date.

The entire Income Access Charge for the prior Contract Year will be deducted from the Contract Value on the Contract Anniversary on which the Rider terminates.

Optional Step Up in the Remaining Protected Balance

After the 5th anniversary of the Effective Date of the Rider and before the Annuity Date, you may elect to increase (“Step-Up”) the Remaining Protected Balance.

If you elect the optional Step-Up, the following conditions will apply:

• your request for a Step-Up must be received, in a form satisfactory to us, at our Service Center within thirty (30) days after the Contract Anniversary on which the Step-Up is effective,

• the Step-Up in the Remaining Protected Balance may only be requested if the Contract Value on the Step-Up Date is more than the Remaining Protected Balance,

• the Remaining Protected Balance and Protected Payment Base will be reset to be the Contract Value as of the Effective Date of the Step-Up (“Step-Up Date”),

• the Protected Payment Amount will be reset on the Step-Up Date to 7% of the adjusted Protected Payment Base,

• another Step-Up may not be requested until on or after the 5th anniversary of the last Step-Up Date, and

• the new Protected Payment Amount and new Protected Payment Base will remain unchanged, unless subsequent Purchase Payments are made after the Step-Up Date, and the total amount of withdrawals, including premium taxes, and/or other taxes, during each Contract Year exceeds the new Protected Payment Amount.

We will provide you with written confirmation of your Step-Up election.

CHARGES, FEES AND DEDUCTIONS is amended

The CHARGES, FEES AND DEDUCTIONS section is amended to include the following:

Guaranteed Protection Advantage 5 Annual Charge (Optional Rider)

If you purchase the optional Guaranteed Protection Advantage 5 Rider, we will deduct a Guaranteed Protection Charge from your Investment Options on a proportionate basis on each Contract Anniversary that the Rider remains in effect following the Effective Date of the Rider, and if you terminate the Rider. The Guaranteed Protection Charge is equal to 0.10% multiplied by your Contract Value on the date the Charge is deducted.

The Guaranteed Protection Charge may change if you elect the Step-Up option but will never be more than the Guaranteed Protection Charge being charged under the then current terms and conditions of the Rider. If you do not elect the optional Step-Up, your Guaranteed Protection Charge will remain the same as it was on the Effective Date of the Rider.

If your Contract was issued before January 14, 2002, any portion of the Guaranteed Protection Charge we deduct from the Fixed Option will not be more than the annual interest credited in excess of 3%.

6

Income Access Annual Charge (Optional Rider)

If you purchase the optional Income Access Rider, we will deduct an Income Access Charge from your Investment Options on a proportionate basis on each Contract Anniversary that the Rider remains in effect following the Effective Date of the Rider, and if the Rider terminates. The Guaranteed Protection Charge is equal to 0.30% multiplied by your Contract Value on the date the Charge is deducted.

The Income Access Charge may change if you elect the Step-Up option in the Remaining Protected Balance, but will never be more than the Income Access Charge being charged under the then current terms and conditions of the Rider and will not be more than a maximum charge of 0.75%. If you do not elect the optional Step-Up, your Income Access Charge will remain the same as it was on the Effective Date of the Rider.

If your Contract was issued before January 14, 2002, any portion of the Guaranteed Protection Charge we deduct from the Fixed Option will not be more than the annual interest credited in excess of 3%.

7

Part C:     OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

Part A:  None

Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2001 which are incorporated by reference from the 2001 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

(2)	Depositor’s Financial Statements

Audited Consolidated Financial Statements dated as of December 31, 2001 and 2000, and for the three year period ending December 31, 2001 included in Part B include the following for Pacific Life:

Independent Auditors’ Report

Consolidated Statements of Financial Condition

Consolidated Statements of Operations

Consolidated Statements of Stockholder’s Equity

Consolidated Statements of Cash Flows

Notes to Consolidated Financial Statements

(b)	Exhibits

1. (a)	Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A 1

(b)	Memorandum Establishing Two New Variable Accounts — Aggressive Equity and Emerging Markets Portfolios [3]

(c)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws [5]

2.	Not applicable
3.	(a)	Distribution Agreement between Pacific Mutual Life and Pacific Select Distributors, Inc., (PSD)[3]
	(b)	Form of Selling Agreement between Pacific Mutual Life, PSD and Various Broker-Dealers[1]
4.	(a)	(1) Form of Individual Flexible Premium Deferred Variable Annuity Contract[2]
(2) Form of Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-13100) [11]
	(b)	Qualified Plan Loan Endorsement[1]
	(c)	Qualified Pension Plan Rider[1]
	(d)	403(b) Tax-Sheltered Annuity Rider[15]
	(e)	Section 457 Plan Rider[1]
	(f)	Endorsement for 403(b) Texas Optional Retirement Program (ORP)[1]
	(g)	Qualified Plan Loan Endorsement[1]
	(h)	Individual Retirement Annuity Rider (Form No. 20-18900)[16]
	(i)	Roth Individual Retirement Annuity Rider (Form No. 20-19000)[16]
	(j)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-19100)[16]
	(k)	(1) Enhanced Guaranteed Minimum Death Benefit Rider (Form No. 21-110299)[10]
(2) Enhanced Guaranteed Minimum Death Benefit Rider (Form No. 20-18100)[16]
	(l)	Stepped-Up Death Benefit Rider (Form No. 20-13500)[10]
	(m)	(1) Premier Death Benefit Rider (Form No. 20-13600)[10]
(2) Premier Death Benefit Rider (Form No. 20-18000)[16]
	(n)	Guaranteed Earnings Enhancement (EEG) Rider (Form No. 20-14900)[11]
	(o)	Form of Guaranteed Protection Advantage (GPA) Rider (Form No. 20-16200)[13]
	(p)	Guaranteed Protection Advantage 5 Rider (Form No. 20-19500)
	(q)	Income Access Rider (Form No. 20-19808)
	(r)	Qualified Retirement Plan Rider[15]
5.	(a)	(1) Variable Annuity Application (Form No. 25-12310)[9]
(2) Variable Annuity Application (Form No. 25-13100)[10]
	(b)	Variable Annuity PAC APP[1]
	(c)	Application/Confirmation Form[7]
	(d)	Form of Guaranteed Earnings Enhancement (EEG) Rider Request Application[11]
	(e)	Form of Guaranteed Protection Advantage (GPA) Rider Request Form (Form No.55-16600)[13]
	(f)	Form of Guaranteed Protection Advantage 5 Rider Request Form (Form No. 2311-3A)
	(g)	Form of Income Access Rider Request Form (Form No. 2315-3A)
6.	(a)	Pacific Life’s Articles of Incorporation[5]
	(b)	By-laws of Pacific Life[5]
7.	Not applicable
8.	(a)	Fund Participation Agreement[12]
	(b)	Addendum to Fund Participation Agreement (to add Strategic Value and Focused 30 Portfolios)[12]
	(c)	Addendum to Fund Participation Agreement (to add nine new Portfolios)[12]
	(d)	Addendum to Fund Participation Agreement (to add the Equity Income and Research Portfolios)[15]

9.	Opinion and Consent of legal officer of Pacific Mutual Life as to the legality of Contracts being registered.[1]

10.	Independent Auditors’ Consent[15]
11.	Not applicable
12.	Not applicable
13.	(a) Performance Calculations—Pacific One[15]
(b) Performance Calculations—Pacific One Select[15]
14.	Not applicable
15.	Powers of Attorney[15]
16.	Not applicable

[1]	Included in Registrant’s Form N-4/A, Accession No. 0000898430-95-002620 filed on October 19, 1995 and incorporated by reference herein.

[2]	Included in Registrant’s Form N-4/A, Accession No. 0000898430-95-002620 filed on December 13, 1995 and incorporated by reference herein.

[3]	Included in Registrant’s Form N-4/B, Accession No. 0000898430-96-001094 filed on March 29, 1996 and incorporated by reference herein.

[4]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-97-000787 filed on April 30, 1997 and incorporated by reference herein.

[5]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-98-000939 filed on April 29, 1998 and incorporated by reference herein.

[6]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-99-000758 filed on April 29, 1999 and incorporated by reference herein.

[7]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-00-000581, filed on February 29, 2000 and incorporated by reference herein.

[8]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-00-000957, filed on April 21, 2000 and incorporated by reference herein.

[9]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-00-002448, filed on December 7, 2000 and Incorporated by reference herein.

[10]	Included in Registrant’s Form N-4/A, Accession No. 0001017062-00-002578, filed on December 28, 2000 and Incorporated by reference herein.

[11]	Included in Registrant’s Form N-4/A, Accession No. 0001017062-01-000457, filed on March 2, 2001, and unincorporated by reference herein.

[12]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-01-500082, filed on April 25, 2001, and incorporated by reference herein.

[13]	Included in Registrant’s Form N-4/A, Accession No. 0001017062-01-503120, filed on October 25, 2001, and incorporated by reference herein.

[14]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-01-501004, filed on December 28, 2001, and incorporated by reference herein.

[15]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0001017062-02-000782 filed on April 30, 2002 and incorporated by reference herein.

[16]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0001017062-02-002146 filed on December 18, 2002 and incorporated by reference herein.

Item 25.    Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life
Thomas C. Sutton	Director, Chairman of the Board, and Chief Executive Officer
Glenn S. Schafer	Director and President
Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer
David R. Carmichael	Director, Senior Vice President and General Counsel
Audrey L. Milfs	Director, Vice President and Treasurer
Edward R. Byrd	Vice President and Controller
Brian D. Klemens	Vice President and Treasurer
Gerald W. Robinson	Executive Vice President

The address for each of the persons listed above is as follows:

700 Newport Center Drive

Newport Beach, California 92660

Item 26.    Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES

LEGAL STRUCTURE

Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 98% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Other subsidiaries of Pacific LifeCorp are: an 86% ownership of Aviation Capital Group Holding Corp. (a Delaware Corporation); College Savings Bank (a New Jersey Chartered Capital Stock Savings Bank) and its subsidiary College Savings Trust (a Montana Chartered Uninsured Trust Company); an 80% ownership of M.L. Stern & Co., LLC (a Delaware Limited Liability Company) and its subsidiary Tower Asset Management, LLC (a Delaware Limited Liability Company); Pacific Asset Funding, LLC (a Delaware Limited Liability Company) and its subsidiaries PL Trading Company, LLC (a Delaware Limited Liability Company) and Pacific Life Trade Services, Limited (a Hong Kong Limited Corporation); and Pacific Life & Annuity Services, Inc. (a Colorado Corporation). A Subsidiary of Aviation Capital Group Holding Corp., is Aviation Capital Group Corp. (a Delaware Corporation), which in turn, is the parent of: ACGFS II, Inc. (a Delaware Corporation); ACG Acquisition V Corporation (a Delaware Corporation); a 50% ownership of ACG Acquisition VI LLC; a 33% ownership of ACG Acquisition IX LLC; ACG Acquisition XXV LLC and its subsidiary ACG Acquisition Ireland II, Limited (an Irish Corporation); ACG Acquisition XXVI, 37, 38 LLCs; and ACG Acquisition XXVII LLC. Subsidiaries of ACG Acquisition VI LLC are: a 34% ownership of ACG Acquisition VIII LLC; a 20% ownership of ACG Acquisition XIV LLC; and a 20% ownership of ACG Acquisition XIX LLC, which in turn owns ACG Acquisition XIX Holding LLC, which owns Aviation Capital Group Trust. Subsidiaries of Aviation Capital Group Trust are: ACG Acquisition XV LLC; ACG Acquisition XX LLC and its subsidiary ACG Acquisition Ireland, Limited (an Irish Corporation); and ACG Acquisition XXI, LLC. ACG Acquisition XXVII LLC owns 50% of ACG Acquisition XXVIII LLC, which owns ACG Acquisition XXIX LLC. Subsidiaries of ACG Acquisition XXIX LLC are: ACG Acquisition XXX LLCs; ACG Acquisition 35 Corporation (a Delaware Corporation); ACG Acquisition 31-34, 36-39 LLCs; and ACGFS, Inc. (a Delaware Corporation). Pacific Life is the parent company of: Pacific Life & Annuity Company (an Arizona Stock Life Insurance Company); Pacific Select Distributors, Inc.; Pacific Asset Management LLC (a Delaware Limited Liability Company); Confederation Life Insurance and Annuity Company (a Georgia Company); a 17% ownership of Scottish Annuity & Life Holdings, Ltd. [(a Cayman Islands Holding Company) abbreviated structure]; a 95% ownership of Grayhawk Golf Holdings, LLC (a Delaware Limited Liability Company), and its subsidiary Grayhawk Golf L.L.C. (an Arizona Limited Liability Company); a 67% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company) and its subsidiary Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC are: a 21% ownership of Carson-Pacific LLC (a Delaware Limited Liability Company); PMRealty Advisors Inc.; a non-managing membership interest in Allianz-PacLife Partners LLC (a Delaware Limited Liability Company); and Pacific Financial Products Inc. (a Delaware Corporation). Allianz-PacLife Partners LLC and Pacific Financial Products, Inc., own the Class E units of Allianz Dresdner Asset Management of America L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc., include: Associated Financial Group, Inc., Mutual Service Corporation (a Michigan Corporation), United Planners’ Group, Inc. (an Arizona Corporation), and a 45% ownership of Waterstone Financial Group, Inc. (an Illinois Corporation). Subsidiaries of Associated Financial Group, Inc., are Associated Planners Investment Advisory, Inc., Associated Securities Corp., West Coast Realty Management, Inc., Associated Planners Securities Corporation of Nevada, Inc. (a Nevada Corporation), and West Coast Realty Advisors, Inc. Subsidiaries of Mutual Service Corporation are Advisors’ Mutual Service Center, Inc. (a Michigan Corporation) and Contemporary Financial Solutions, Inc. (a Delaware Corporation). United Planners’ Group, Inc. is the general partner and holds an approximate 45% general partnership interest in United Planners’ Financial Services of America (an Arizona Limited Partnership). Subsidiaries of United Planners’ Financial Services of America are UPFSA Insurance Agency of Arizona, Inc. (an Arizona Corporation), UPFSA Insurance Agency of California, Inc., United Planners Insurance Agency of Massachusetts, Inc. (a Massachusetts Corporation), and United Planners Insurance Agency of Oklahoma, Inc. (an Oklahoma Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27.    Number of Contractholders

(1) Pacific One—Approximately	14,163	Qualified
	347	Non Qualified

(2) Pacific One Select—Approximately	2,281	Qualified
	4,238	Non Qualified

Item 28.    Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29.    Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company,

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30.    Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.    Management Services

Not applicable

Item 32.    Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

(a)  The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

(b)  The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of paragraphs(a)—(d) of the Rule have been complied with.

(c)  REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 18th day of March, 2003.

SEPARATE ACCOUNT A (Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:
Thomas C. Sutton* Chairman and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:
Thomas C. Sutton* Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 18 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Thomas C. Sutton*	Director, Chairman of the Board and Chief Executive Officer	March 18, 2003

Glenn S. Schafer*	Director and President	March 18, 2003

Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	March 18, 2003

David R. Carmichael*	Director, Senior Vice President and General Counsel	March 18, 2003

Audrey L. Milfs*	Director, Vice President and Corporate Secretary	March 18, 2003

Edward R. Byrd*	Vice President and Controller	March 18, 2003

Brian D. Klemens*	Vice President and Treasurer	March 18, 2003

Gerald W. Robinson*	Executive Vice President	March 18, 2003

*By:	/s/ DAVID R. CARMICHAEL	March 18, 2003
David R. Carmichael as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 16 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 33-88458, Accession No. 0001017062-02-000782 filed on April 30, 2002, as Exhibit 15.)